Related parties - Executive Board/Board of directors loans (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr) year member	Dec. 31, 2020 CHF (SFr) member	Dec. 31, 2019 CHF (SFr)
Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	SFr 13	SFr 32	SFr 33
Additions	8	5	13
Reductions	(4)	(24)	(14)
Balance at end of period	SFr 17	SFr 13	32
Loans to members of the Executive Board, number of members | member	7	4
Loans to members of the Executive Board, term (in years) | year	10
Highest loan outstanding with an individual Executive Board member	SFr 4
Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	9	SFr 9	10
Additions	2	0	3
Reductions	(4)	0	(4)
Balance at end of period	SFr 7	SFr 9	9
Loans to members of the Board of Directors, number of members | member	3	3
Loans made by Group or any of its subsidiaries to equity method investees
Activity in loans to related parties
Balance at beginning of period	SFr 414	SFr 299	253
Net borrowings/(repayments)	(36)	115	46
Balance at end of period	378	414	299
Bank
Activity in loans to related parties
Balance at beginning of period	8,444
Balance at end of period	8,683	8,444
Bank | Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	13	32	33
Additions	8	5	13
Reductions	(4)	(24)	(14)
Balance at end of period	SFr 17	SFr 13	32
Loans to members of the Executive Board, number of members | member	7	4
Bank | Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	SFr 9	SFr 9	10
Additions	2	0	3
Reductions	(4)	0	(4)
Balance at end of period	SFr 7	SFr 9	SFr 9
Loans to members of the Board of Directors, number of members | member	3	3